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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 18.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$750,000	$880,049
U.S. Treasury Bonds	2.375%	08/15/24	1,250,000	1,275,391
U.S. Treasury Notes	2.250%	11/15/24	500,000	507,051
U.S. Treasury Bonds	2.875%	07/31/25	1,000,000	1,050,351
U.S. Treasury Notes	3.000%	10/31/25	1,300,000	1,376,680
U.S. Treasury Notes	2.250%	11/15/25	1,500,000	1,520,683
U.S. Treasury Notes	1.625%	02/15/26	650,000	633,750
U.S. Treasury Notes	2.750%	02/15/28	490,000	514,710
U.S. Treasury Notes	2.875%	05/15/28	605,000	641,985
U.S. Treasury Bonds	5.250%	11/15/28	1,025,000	1,296,585
U.S. Treasury Bonds	5.250%	02/15/29	1,005,000	1,277,214
U.S. Treasury Bonds	3.000%	05/15/42	925,000	1,001,674
Total U.S. Treasury Obligations (Cost $11,545,333)				$11,976,123

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.9%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$305,377
Federal Home Loan Bank	2.125%	03/10/23	350,000	351,814
Federal Home Loan Bank	3.250%	03/08/24	535,000	564,857
				1,222,048
Tennessee Valley Authority - 2.0%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,323,640

Total U.S. Government Agency Obligations (Cost $2,469,660)				$2,545,688

MORTGAGE-BACKED SECURITIES - 41.4%	Coupon	Maturity	Par Value	Value
Commercial - 27.5%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$215,861	$221,740
Bank of America Funding Corporation, Series 2003-J-2A1 (a)	4.650%	11/25/33	584,301	592,466
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	5.016%	02/25/34	175,599	181,055
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.712%	03/20/35	39,715	40,153
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	4.238%	01/25/34	339,456	337,882

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 27.5% (Continued)
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	3.157%	11/25/34	$15,587	$15,582
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	2,247	2,274
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (H15T1Y + 2.10) (a)	4.965%	05/25/34	327,999	339,112
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	207,275	206,453
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.677%	11/25/34	309,728	315,890
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	213,907	220,070
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.410%	12/19/33	97,365	100,281
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.841%	11/25/32	57,886	58,971
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	43,682	44,512
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.377%	11/25/34	54,905	54,942
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	3.137%	12/25/34	65,417	65,581
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.478%	05/19/33	120,425	123,880
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	3.047%	06/19/34	145,993	143,142
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	3.417%	03/25/35	156,698	154,677
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	3.077%	05/25/35	365,868	368,214
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.977%	05/25/37	649,306	654,495

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 27.5% (Continued)
Impac CMB Trust, 144A, Series 2007-A-M1 (a)	3.277%	05/25/37	$645,831	$646,986
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.891%	08/25/33	59,135	60,974
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	2.827%	05/25/36	462,216	465,499
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.997%	01/25/36	248,114	247,627
JPMorgan Mortgage Trust, Series 2003-A1 (a)	4.433%	10/25/33	214,248	220,779
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	4.372%	02/25/34	195,923	196,872
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	4.400%	06/25/34	199,500	204,208
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (a)	4.381%	09/25/34	1,022,089	1,047,322
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.540%	12/25/34	76,157	79,708
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.404%	07/25/43	224,921	226,881
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	452,165	455,792
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	3.037%	10/25/34	541,147	530,129
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.506%	09/25/33	245,980	252,034
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	164,346	169,304
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	4.222%	05/25/34	186,227	184,477
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.681%	12/25/34	504,761	526,057
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	106,632	108,830
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.687%	08/25/35	235,628	239,783
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	551,347	563,896

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 27.5% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	$382,418	$394,866
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	187,640	191,757
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	461,890	467,190
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	3.127%	01/20/34	227,752	227,383
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	3.001%	07/20/34	286,352	288,098
Sequoia Mortgage Trust, Series 2012-3-A21 (a)	3.000%	07/25/42	149,802	149,412
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	113,103	111,244
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	872,214	864,174
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	4.575%	02/25/34	239,180	242,552
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.437%	08/25/33	96,776	97,116
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	3.187%	02/19/35	372,938	362,851
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	3.187%	01/19/34	61,773	61,020
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	3.187%	12/19/34	257,814	265,464
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.610%	01/25/32	65,654	70,164
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.610%	01/26/32	55,535	55,197
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	4.532%	03/25/33	217,371	220,346
Structured Asset Securities Corporation, Series 2003-34A-5A4 (a)	4.571%	11/25/33	262,607	270,363
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	94,346	98,159

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 27.5% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.150%	08/25/33	$613,538	$626,379
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.250%	08/25/33	440,524	454,512
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.416%	02/27/34	162,499	161,919
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	3.257%	10/25/45	415,795	440,848
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	620,951	655,322
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	4.465%	06/25/33	4,918	5,065
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	4.580%	10/25/33	218,224	223,894
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.678%	11/25/33	182,752	188,235
				17,862,060
Federal Home Loan Mortgage Corporation - 8.6%
FHLMC, Series 2999-ND	4.500%	07/15/20	5,079	5,086
FHLMC, Series 2515-UP	5.500%	10/15/22	42,423	43,437
FHLMC, Series 3827-HA	3.500%	11/15/25	202,855	209,826
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	507,868
FHLMC, Series 2569-LD	5.500%	02/15/33	89,271	100,148
FHLMC, Series 3793-UA	4.000%	06/15/33	80,203	84,419
FHLMC, Pool #FG C91859	3.500%	12/01/35	748,269	770,481
FHLMC, Series 4011-NP	3.000%	07/15/39	10,201	10,186
FHLMC, Series 3919-BG	3.000%	08/15/39	312,990	315,059
FHLMC, Series 3622-WA	5.500%	09/15/39	520,067	573,534
FHLMC, Series 3843-JA	4.000%	04/15/40	71,253	74,225
FHLMC, Series 4088-PA	3.000%	12/15/40	921,522	935,576
FHLMC, Series 3940-PD	2.500%	02/15/41	674,620	680,781
FHLMC, Series 4017-MA	3.000%	03/15/41	71,021	72,298
FHLMC, Series 4077-AP	4.000%	01/15/42	156,785	162,840
FHLMC, Series 4673-KA	3.500%	08/15/42	346,998	356,595
FHLMC, Series 4183-PA	3.500%	01/15/43	180,813	185,300
FHLMC, Series 4769-L	4.000%	06/15/44	453,773	471,121
				5,558,780
Federal National Mortgage Association - 4.2%
FNMA, Series 2005-80-BA	5.000%	04/25/29	53,394	57,049
FNMA, Series 2009-96-DB	4.000%	11/25/29	268,201	277,130

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 4.2% (Continued)
FNMA, Pool #MA1201	3.500%	10/01/32	$266,249	$275,417
FNMA, Pool #MA0584	4.500%	10/01/40	45,030	46,443
FNMA, Series 2016-49-LA	3.500%	01/25/43	325,468	335,303
FNMA, Series 2014-80-KA	2.000%	03/25/44	138,636	130,465
FNMA, Series 2016-24-HA	3.000%	04/25/44	729,589	740,580
FNMA, Series 2016-38-NA	3.000%	01/25/46	531,648	540,812
FNMA, Series 2016-89-CG	3.000%	04/25/46	292,176	298,404
				2,701,603
Government National Mortgage Association - 1.0%
GNMA, Series 2009-104-KA	4.500%	08/16/39	129,152	134,738
GNMA, Series 2011-138-PX	4.000%	06/20/41	39,290	40,376
GNMA, Series 2015-185-P	2.750%	11/20/42	485,804	489,447
				664,561
Small Business Administration - 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	80,222	86,881

Total Mortgage-Backed Securities (Cost $26,335,917)				$26,873,885

MUNICIPAL BONDS - 1.3%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$175,896
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	681,538
Total Municipal Bonds (Cost $825,531)				$857,434

ASSET-BACKED SECURITIES - 1.6%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$270,000	$276,825
Domino's Pizza Master Issuer, LLC, 144A, Series 2018-1A-A2I	4.116%	07/25/48	744,480	771,073
Total Asset-Backed Securities (Cost $1,014,402)				$1,047,898

CORPORATE BONDS - 29.7%	Coupon	Maturity	Par Value	Value
Communication Services - 3.8%
AT&T, Inc.	4.250%	03/01/27	$600,000	$625,274
CBS Corporation	7.875%	07/30/30	250,000	331,521
Charter Communications Operating, LLC	4.500%	02/01/24	215,000	225,093

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.7% (Continued)	Coupon	Maturity	Par Value	Value
Communication Services - 3.8% (Continued)
Crown Castle International Corporation	4.000%	03/01/27	$600,000	$616,760
Spring Spectrum Company, LLC, 144A	5.152%	03/20/28	655,000	670,556
				2,469,204
Consumer Discretionary - 1.5%
Dollar Tree, Inc.	4.000%	05/15/25	610,000	627,565
eBay, Inc.	3.600%	06/05/27	265,000	265,116
International Game Technology	5.500%	06/15/20	87,000	87,653
				980,334
Energy - 2.0%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	600,000	627,761
Magellan Midstream Partners, L.P.	5.000%	03/01/26	600,000	655,728
				1,283,489
Financials - 11.0%
Air Lease Corporation	4.250%	09/15/24	625,000	650,516
Antares Holdings, L.P.	6.000%	08/15/23	545,000	550,104
Ares Capital Corporation	3.500%	02/10/23	635,000	631,617
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	630,000	606,955
Bank of America Corporation	4.250%	10/22/26	650,000	677,002
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	631,268
Fidelity National Information Services, Inc.	3.000%	08/15/26	600,000	590,091
Icahn Enterprises, L.P.	6.250%	02/01/22	300,000	305,625
International Lease Finance Corporation	5.875%	08/15/22	600,000	648,713
Morgan Stanley	4.000%	07/23/25	650,000	678,366
NewMark Group, Inc.	6.125%	11/15/23	175,000	178,997
Raymond James Financial, Inc.	3.625%	09/15/26	350,000	353,594
SVB Financial Group	3.500%	01/29/25	625,000	632,507
				7,135,355
Health Care - 2.6%
Boston Scientific Corporation	3.750%	03/01/26	575,000	596,151
Celgene Corporation	3.900%	02/20/28	600,000	629,386
HCA Healthcare, Inc.	5.250%	06/15/26	450,000	483,282
				1,708,819
Industrials - 3.6%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	545,700	559,997
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	319,049	325,430
Roper Technologies, Inc.	3.650%	09/15/23	600,000	617,976
United Airlines, Series 2016-1B	3.650%	07/07/27	580,613	579,189
US Airways, Inc. Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	218,875	232,297
				2,314,889

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.7% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 2.0%
Autodesk, Inc.	4.375%	06/15/25	$600,000	$629,966
CA, Inc.	4.500%	08/15/23	625,000	646,258
				1,276,224
Materials - 1.3%
Martin Marietta Materials, Inc.	3.500%	12/15/27	305,000	300,473
Packaging Corporation of America	3.400%	12/15/27	550,000	550,688
				851,161
Real Estate - 1.0%
American Campus Communities, Inc.	4.125%	07/01/24	600,000	625,985

Utilities - 0.9%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	548,000	622,692

Total Corporate Bonds (Cost $18,912,700)				$19,268,152

MONEY MARKET FUNDS - 3.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (b) (Cost $2,138,860)	2,138,860	$2,138,860

Total Investments at Value - 99.6% (Cost $63,242,403)		$64,708,040

Other Assets in Excess of Liabilities - 0.4%		242,483

Net Assets - 100.0%		$64,950,523

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,025,229 as of May 31, 2019, representing 10.8% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 4.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	2.000%	01/31/20	$1,245,000	$1,242,277
U.S. Treasury Notes	2.375%	04/30/20	1,000,000	1,000,781
U.S. Treasury Notes	2.625%	08/15/20	2,218,000	2,230,649
U.S. Treasury Notes	3.625%	02/15/21	1,359,000	1,395,311
Total U.S. Treasury Obligations (Cost $5,825,700)				$5,869,018

MORTGAGE-BACKED SECURITIES - 48.1%	Coupon	Maturity	Par Value	Value
Commercial - 22.2%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	3.677%	10/25/34	$230,601	$234,583
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	3.317%	07/25/33	234,621	230,475
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	4.377%	04/25/35	1,332,023	1,353,127
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	28,118	29,169
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	113,344	114,406
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	3.257%	10/25/34	644,937	643,426
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.712%	03/20/35	166,498	168,331
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	3.157%	11/25/34	2,922	2,921
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	969,291	987,396
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	1,011	1,023
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	420,167	417,859
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	4.680%	09/25/35	294,843	301,633
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	382,661	381,144
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.677%	11/25/34	316,232	322,524

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 22.2% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/25/19	$30,247	$21,040
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	3,211	3,213
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	3.257%	11/25/34	1,206,138	1,213,310
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	12,056	6
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	4.832%	03/25/34	400,369	417,526
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.304%	09/25/34	378,623	381,305
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	1,047,000	1,047,014
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.377%	11/25/34	25,913	25,931
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.296%	10/25/33	82,937	86,353
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	63,244	64,450
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.977%	06/25/35	119,131	112,636
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	3.137%	12/25/34	142,728	143,086
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	428,753	449,311
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.829%	09/25/35	64,187	65,003
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	3.047%	06/19/34	83,425	81,796
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	3.077%	05/25/35	248,890	250,485
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.977%	05/25/37	299,690	302,084

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 22.2% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.997%	01/25/36	$426,845	$426,008
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	4.478%	10/25/33	167,463	169,906
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	762,823	770,660
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.835%	04/21/34	266,802	276,196
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.255%	07/25/34	288,620	295,882
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.309%	09/25/32	740,386	814,141
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	570,901	603,789
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	510,129	524,371
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	105,207	106,656
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	744,349	762,501
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	3.157%	04/25/28	75,509	73,953
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	3.377%	04/25/34	29,004	28,909
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	693,106	707,398
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.687%	08/25/35	516,025	525,124
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	712,982	736,191
Oaks Mortgage Trust, Series 2015-1-A9	3.000%	04/25/46	403,254	402,373
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	923,781	934,379
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.509%	08/25/33	338,173	348,183
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	4.835%	05/25/35	55,856	55,925

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 22.2% (Continued)
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	$5,641	$5,740
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	105,212	103,482
Sequoia Mortgage Trust, 144A, Series 2014-4-A1	3.000%	11/25/44	1,354,654	1,343,806
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	3.777%	11/25/33	685,311	695,391
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	4.575%	09/25/34	112,186	114,175
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.437%	08/25/33	145,164	145,674
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	3.177%	08/25/33	52,420	52,552
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	3.087%	07/19/34	693,046	691,748
Structured Asset Securities Corporation, Series 2002-9-A2 (1MO LIBOR + 60) (a)	3.077%	10/25/27	305,064	303,571
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	4.436%	11/25/33	236,284	239,258
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	3.437%	08/25/34	100,094	99,793
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	283,149	288,274
Verizon Owner Trust, Series 2018-A1A (a)	3.230%	04/20/23	840,000	856,049
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.150%	08/25/33	136,757	139,620
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.250%	08/25/33	193,698	199,849
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.416%	02/27/34	46,428	46,262
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	13,245	13,280

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 22.2% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.678%	11/25/33	$274,129	$282,352
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	4.778%	01/25/34	237,823	248,830
Wells Fargo Mortgage-Backed Securities, Series 2005-AR9-3A1 (a)	4.716%	06/25/34	1,221,382	1,275,851
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.489%	07/25/34	30,015	31,176
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.489%	07/25/34	723,313	751,290
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	4.837%	06/25/35	228,950	238,242
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	4.811%	04/25/36	105,038	105,366
				26,686,742
Federal Home Loan Mortgage Corporation - 8.6%
FHLMC, Pool #J1-2630	4.000%	07/01/25	991,953	1,036,792
FHLMC, Series 3970-HA	3.000%	02/15/26	222,148	223,782
FHLMC, Series 3810-NB	4.000%	12/15/28	625,000	630,501
FHLMC, Series 2580-PY	4.000%	03/15/33	142,378	146,806
FHLMC, Series 4529-HA	3.000%	07/15/36	221,267	220,036
FHLMC, Series 3837-JA	4.000%	05/15/38	1,619	1,627
FHLMC, Series 3835-BA	4.000%	08/15/38	138,544	140,393
FHLMC, Series 3687-CB	2.500%	11/15/38	437,672	437,782
FHLMC, Series 4103-BG	2.500%	12/15/38	381,805	383,763
FHLMC, Series 4348-ME	2.500%	06/15/39	351,552	354,379
FHLMC, Series 3597-LH	4.500%	07/15/39	595,391	627,153
FHLMC, Series 3919-BG	3.000%	08/15/39	857,461	863,131
FHLMC, Series 4219-JA	3.500%	08/15/39	195,982	201,380
FHLMC, Series 4026-HA	3.500%	12/15/39	460,397	472,428
FHLMC, Series 4800-KE	3.500%	12/15/40	1,555,570	1,571,790
FHLMC, Series 4288-JA	2.500%	03/15/41	888,747	889,433
FHLMC, Series 4532-YA	3.500%	10/15/41	411,590	420,271
FHLMC, Series 4417-HD	2.250%	11/15/41	463,969	462,088
FHLMC, Series 4312-GA	2.500%	12/15/41	309,406	312,056
FHLMC, Series 4361-WA	3.500%	05/15/44	892,323	896,871
				10,292,462
Federal National Mortgage Association - 11.2%
FNMA, Series 2011-102-VA	3.500%	01/25/23	139,094	138,897
FNMA, Series 2003-48-TC	5.000%	06/25/23	72,223	74,717
FNMA, Series 2010-112-CY	4.000%	10/25/25	485,836	500,389
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,497,469	1,550,725

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 11.2% (Continued)
FNMA, Pool #AL0300	4.500%	06/01/26	$379,001	$390,231
FNMA, Pool #AL4309	4.000%	10/01/28	684,779	712,787
FNMA, Series 2005-80-BA	5.000%	04/25/29	186,878	199,671
FNMA, Series 2004-9-DH	4.000%	06/25/33	771	769
FNMA, Series 2005-109-PC	6.000%	12/25/35	171,847	187,029
FNMA, Series 2013-53-CL	3.000%	06/25/37	271,514	273,841
FNMA, Series 2013-62-QA	3.000%	06/25/37	2,192,502	2,217,172
FNMA, Series 2008-17-PA	4.500%	10/25/37	470,410	492,438
FNMA, Series 2014-91-PB	3.000%	02/25/38	420,901	421,657
FNMA, Series 2008-49-PA	5.000%	04/25/38	247,476	264,684
FNMA, Series 2010-152-DA	3.000%	05/25/39	843,268	854,442
FNMA, Series 2011-15-W (a)	3.540%	06/25/39	225,118	228,439
FNMA, Series 2013-83-A	3.500%	09/25/39	979,001	1,001,751
FNMA, Series 2009-94-DA	4.500%	10/25/39	658,728	693,635
FNMA, Series 2010-135-EA	3.000%	01/25/40	443,009	446,689
FNMA, Series 2010-109-N	3.000%	10/25/40	461,417	468,767
FNMA, Series 2012-102-PA	4.500%	03/25/41	202,465	209,524
FNMA, Series 2015-55-QA	3.500%	10/25/42	656,197	673,781
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,141,475	1,142,904
FNMA, Series 2014-80-KA	2.000%	03/25/44	326,203	306,976
				13,451,915
Government National Mortgage Association - 6.0%
GNMA, Pool #GN615735	5.000%	07/15/23	113,851	122,155
GNMA, Series 2010-90-LJ	3.000%	10/16/37	218,455	219,008
GNMA, Series 2012-3-LA	3.500%	03/20/38	334,149	334,819
GNMA, Series 2011-82-EH	2.000%	09/20/38	86,131	85,819
GNMA, Series 2010-10-NH	4.000%	12/20/38	77,912	78,886
GNMA, Series 2010-53-PA	4.000%	04/20/39	229,218	232,686
GNMA, Series 2010-115-HW	3.500%	05/20/39	87,181	87,301
GNMA, Series 2011-26-PA	4.000%	07/20/40	650,188	675,802
GNMA, Series 2012-10-LD	3.000%	07/20/40	330,004	336,037
GNMA, Series 2010-144PA	3.000%	09/16/40	373,034	375,586
GNMA, Series 2011-138-PJ	2.500%	06/20/41	419,092	422,231
GNMA, Series 2015-18-PA	3.000%	04/20/43	812,980	821,052
GNMA, Series 2014-184-ED	3.000%	12/20/43	603,766	611,136
GNMA, Series 2019-19-AB (a)	3.150%	04/16/50	1,245,262	1,251,727
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	1,579,659	1,575,723
				7,229,968

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 48.1% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	$40,717	$41,868
SBA, Series 2007-20K-1	5.510%	11/01/27	68,762	74,339
				116,207

Total Mortgage-Backed Securities (Cost $57,303,682)				$57,777,294

MUNICIPAL BONDS - 1.3%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.250%	09/02/20	$835,000	$833,121
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series 2017-B	1.750%	08/01/20	750,000	742,492
Total Municipal Bonds (Cost $1,580,861)				$1,575,613

ASSET-BACKED SECURITIES - 2.5%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$490,000	$502,387
Flagship Credit Auto Trust, 144A, Series 2016-3-C	2.720%	07/15/22	1,000,000	999,666
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	1,489,000	1,489,237
Total Asset-Backed Securities (Cost $2,945,564)				$2,991,290

CORPORATE BONDS - 40.5%	Coupon	Maturity	Par Value	Value
Communication Services - 1.7%
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	$1,010,000	$1,039,519
Sprint Spectrum Company, L.P., 144A, Series 2016-1	3.360%	03/20/23	1,031,250	1,028,672
				2,068,191
Consumer Discretionary - 2.5%
Choice Hotels International, Inc.	5.700%	08/28/20	1,030,000	1,060,622
D.R. Horton, Inc.	4.000%	02/15/20	750,000	755,655
Hyatt Hotels Corporation	5.375%	08/15/21	1,062,000	1,111,530
International Game Technology	5.500%	06/15/20	110,000	110,825
				3,038,632
Consumer Staples - 2.0%
Constellation Brands, Inc.	2.700%	05/09/22	1,035,000	1,035,079

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 2.0% (Continued)
Procter & Gamble Company (The)	9.360%	01/01/21	$1,305,644	$1,381,245
				2,416,324
Energy - 4.0%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	933,625
EQT Corporation	4.875%	11/15/21	1,025,000	1,071,088
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,078,066
Magellan Midstream Partners, L.P.	4.250%	02/01/21	1,085,000	1,111,408
Newfield Exploration Company	5.750%	01/30/22	625,000	667,743
				4,861,930
Financials - 14.6%
Ally Financial, Inc.	4.125%	02/13/22	750,000	754,800
American Tower Corporation	5.900%	11/01/21	1,010,000	1,082,534
Ameriprise Financial, Inc.	3.000%	03/22/22	1,025,000	1,034,108
Ares Capital Corporation	3.625%	01/19/22	1,000,000	1,005,027
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	455,000	475,165
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	900,000	951,267
Citizens Bank, N.A.	2.250%	10/30/20	545,000	542,380
Crown Castle International Corporation	3.400%	02/15/21	900,000	909,284
Digital Realty Trust, L.P.	5.250%	03/15/21	415,000	430,481
Digital Realty Trust, L.P.	3.950%	07/01/22	615,000	636,909
Discover Financial Services	3.850%	11/21/22	1,040,000	1,073,103
Fidelity National Information Services, Inc.	4.500%	10/15/22	1,010,000	1,064,771
First Horizon National Corporation	3.500%	12/15/20	720,000	728,143
FS KKR Capital Corporation	4.750%	05/15/22	1,020,000	1,025,492
Goldman Sachs Group, Inc.	5.250%	07/27/21	1,000,000	1,052,509
JPMorgan Chase & Company	4.350%	08/15/21	1,020,000	1,058,011
KKR Group Finance Company, 144A	6.375%	09/29/20	715,000	749,196
Morgan Stanley	5.750%	01/25/21	900,000	943,797
Protective Life Corporation	7.375%	10/15/19	900,000	915,144
SVB Financial Group	5.375%	09/15/20	1,057,000	1,094,079
				17,526,200
Health Care - 4.6%
Allergan Funding SCS	3.000%	03/12/20	750,000	750,794
Celgene Corporation	2.875%	02/19/21	900,000	905,956
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	536,798
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	506,381
HCA, Inc.	5.875%	03/15/22	1,010,000	1,080,229
Humana, Inc.	2.500%	12/15/20	900,000	896,452
McKesson Corporation	3.650%	11/30/20	810,000	822,169
				5,498,779

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	$85,000	$85,680
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	421,546	432,590
America West Airlines Pass-Through Certificates, Series 2000-1G	8.057%	07/02/20	25,184	26,302
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	964,591	983,882
Burlington Northern Santa Fe, LLC	4.100%	06/01/21	250,000	257,415
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	29,953	30,319
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	857,326	871,214
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	357,521	370,392
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	61,051	63,744
Delta Air Lines Pass-Through Trust, Series 2009-1A	7.750%	12/17/19	535,591	547,806
Roper Technologies, Inc.	2.800%	12/15/21	1,000,000	1,001,028
Ryder Systems, Inc.	2.500%	09/01/22	1,075,000	1,068,790
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	565,162	593,872
				6,333,034
Information Technology - 3.9%
Analog Devices, Inc.	2.950%	01/12/21	820,000	823,643
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,029,502
Baidu, Inc.	3.000%	06/30/20	765,000	766,557
Broadcom Corporation	3.000%	01/15/22	1,015,000	1,009,116
Dell, Inc.	4.420%	06/15/21	1,040,000	1,065,619
				4,694,437
Materials - 1.3%
Incitec Pivot Finance, LLC, 144A	6.000%	12/10/19	1,160,000	1,177,399
Packaging Corporation of America	2.450%	12/15/20	375,000	373,779
				1,551,178
Real Estate - 0.6%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	670,119

Total Corporate Bonds (Cost $48,293,457)				$48,658,824

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (c) (Cost $2,477,900)	2,477,900	$2,477,900

Total Investments at Value - 99.4% (Cost $118,427,164)		$119,349,939

Other Assets in Excess of Liabilities - 0.6%		666,299

Net Assets - 100.0%		$120,016,238

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $16,798,171 as of May 31, 2019, representing 14.0% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.
1YCMT -	Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon. Rate shown is the coupon in effect as of May 31, 2019.
(c)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

CORPORATE BONDS - 94.8%	Coupon	Maturity	Par Value	Value
Communication Services - 15.4%
Altice Financing S.A., 144A	6.625%	02/15/23	$600,000	$609,000
Clear Channel Worldwide Holdings, Inc., Series A	6.500%	11/15/22	600,000	611,826
Clear Channel Worldwide Holdings, Inc., 144A	9.250%	02/15/24	600,000	640,320
CSC Holdings, LLC	5.250%	06/01/24	600,000	604,680
Hughes Satellite Systems Corporation	7.625%	06/15/21	700,000	743,113
Radio One, Inc., 144A	7.375%	04/15/22	550,000	540,375
SBA Communications Corporation	4.000%	10/01/22	575,000	571,907
Sirius XM Radio, Inc., 144A	4.625%	05/15/23	600,000	603,000
Sprint Corporation	7.125%	06/15/24	600,000	624,000
Townsquare Media, Inc., 144A	6.500%	04/01/23	600,000	590,250
Tribune Media Company	5.875%	07/15/22	500,000	505,475
				6,643,946
Consumer Discretionary - 18.7%
APX Group Holdings, Inc.	8.750%	12/01/20	402,000	375,870
Avon Products, Inc.	7.000%	03/15/23	625,000	632,625
Carvana Company, 144A	8.875%	10/01/23	600,000	593,628
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	517,500
Garda World Security Corporation, 144A	7.250%	11/15/21	625,000	623,437
Golden Nugget, Inc., 144A	6.750%	10/15/24	600,000	595,500
International Game Technology	6.250%	02/15/22	500,000	517,500
Intrepid Aviation Group Holdings, 144A	8.500%	08/15/21	600,000	613,500
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	600,000	643,500
LIN Television Corporation	5.875%	11/15/22	500,000	508,600
MGM Resorts International	6.000%	03/15/23	600,000	631,500
Party City Holdings, Inc.	6.125%	08/15/23	600,000	607,500
Rent-A-Center, Inc.	6.625%	11/15/20	600,000	597,000
Rivers Pittsburgh Borrower, L.P., 144A	6.125%	08/15/21	600,000	605,250
				8,062,910
Consumer Staples - 4.0%
B&G Foods, Inc.	4.625%	06/01/21	500,000	498,750
Ingles Markets, Inc.	5.750%	06/15/23	600,000	607,500
Prestige Brands, Inc., 144A	6.375%	03/01/24	600,000	616,500
				1,722,750
Energy - 12.0%
Ascent Resources Utica Holdings, LLC, 144A	10.000%	04/01/22	600,000	636,684
Chesapeake Energy Corporation	5.750%	03/15/23	600,000	574,500
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	504,150

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 12.0% (Continued)
Enviva Partners, L.P.	8.500%	11/02/21	$600,000	$624,000
Genesis Energy, L.P.	5.625%	06/15/24	615,000	578,100
Oasis Petroleum, Inc.	6.875%	01/15/23	614,000	589,440
SemGroup Corporation	5.625%	11/15/23	600,000	570,000
SM Energy Company	5.000%	01/15/24	600,000	525,000
Unit Corporation	6.625%	05/15/21	600,000	564,000
				5,165,874
Financials - 19.2%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	574,000	516,600
Acrisure, LLC, 144A	8.125%	02/15/24	600,000	616,500
Antares Holdings, L.P.	6.000%	08/15/23	600,000	605,619
Ardonagh Midco 3 plc, 144A	8.625%	07/15/23	600,000	547,500
CNG Holdings, Inc., 144A	9.375%	05/15/20	615,000	615,769
Credit Acceptance Corporation	7.375%	03/15/23	500,000	518,125
Forestar Group, Inc., 144A	8.000%	04/15/24	615,000	624,225
Icahn Enterprises, L.P.	6.750%	02/01/24	600,000	615,000
iStar, Inc.	6.000%	04/01/22	500,000	505,000
Jefferies Finance, LLC, 144A	7.250%	08/15/24	600,000	588,000
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	600,000	597,084
NewMark Group, Inc.	6.125%	11/15/23	600,000	613,704
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	500,000	505,585
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	214,000	224,165
Prime Securities Service Borrower, LLC, 144A	5.250%	04/15/24	600,000	588,768
				8,281,644
Health Care - 8.3%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	600,000	613,500
HCA Holdings, Inc.	5.875%	05/01/23	500,000	530,940
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	666,831
Polaris Intermediate Corporation, 144A	8.500%	12/01/22	605,000	594,413
Select Medical Corporation	6.375%	06/01/21	550,000	550,412
Tenet Healthcare Corporation	8.125%	04/01/22	600,000	627,228
				3,583,324
Industrials - 6.5%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	130,000	131,040
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	360,913	370,369
DynCorp International, Inc. (a)	11.875%	11/30/20	503,308	500,791
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.750%	03/15/22	595,000	599,463

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 6.5% (Continued)
GFL Environmental, Inc., 144A	5.375%	03/01/23	$600,000	$585,000
XPO Logistics, Inc., 144A	6.125%	09/01/23	600,000	603,102
				2,789,765
Information Technology - 3.7%
Exela Intermediate, LLC, 144A	10.000%	07/15/23	600,000	475,500
Nielsen Finance, LLC, 144A	5.000%	04/15/22	600,000	593,460
Rackspace Hosting, Inc., 144A	8.625%	11/15/24	600,000	520,632
				1,589,592
Materials - 7.0%
Berry Plastics Holding Corporation	5.125%	07/15/23	600,000	604,500
Cascades, Inc., 144A	5.750%	07/15/23	600,000	601,500
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	600,000	547,500
Mercer International, Inc.	6.500%	02/01/24	630,000	642,600
TPC Group, Inc., 144A	8.750%	12/15/20	600,000	589,500
				2,985,600

Total Corporate Bonds (Cost $41,108,112)				$40,825,405

MONEY MARKET FUNDS - 5.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (b) (Cost $2,295,697)	2,295,697	$2,295,697

Total Investments at Value - 100.1% (Cost $43,403,809)		$43,121,102

Liabilities in Excess of Other Assets - (0.1%)		(35,738)

Net Assets - 100.0%		$43,085,364

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $19,616,366 as of May 31, 2019, representing 45.5% of net assets (Note 6).

(a)	Payment-in-kind bond.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$11,976,123	$-	$11,976,123
U.S. Government Agency Obligations	-	2,545,688	-	2,545,688
Mortgage-Backed Securities	-	26,873,885	-	26,873,885
Municipal Bonds	-	857,434	-	857,434
Asset-Backed Securities	-	1,047,898	-	1,047,898
Corporate Bonds	-	19,268,152	-	19,268,152
Money Market Funds	2,138,860	-	-	2,138,860
Total	$2,138,860	$62,569,180	$-	$64,708,040

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,869,018	$-	$5,869,018
Mortgage-Backed Securities	-	57,777,294	-	57,777,294
Municipal Bonds	-	1,575,613	-	1,575,613
Asset-Backed Securities	-	2,991,290	-	2,991,290
Corporate Bonds	-	48,658,824	-	48,658,824
Money Market Funds	2,477,900	-	-	2,477,900
Total	$2,477,900	$116,872,039	$-	$119,349,939

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,825,405	$-	$40,825,405
Money Market Funds	2,295,697	-	-	2,295,697
Total	$2,295,697	$40,825,405	$-	$43,121,102

The Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2019:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund

Cost of portfolio investments	$63,242,403	$118,427,164	$43,412,103

Gross unrealized appreciation	$1,584,584	$1,198,653	$370,490
Gross unrealized depreciation	(118,947)	(275,878)	(661,491)

Net unrealized appreciation (depreciation)	$1,465,637	$922,775	$(291,001)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of May 31, 2019, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.4% and 48.1%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2019, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 10.8%, 14.0% and 45.5%, respectively, of the value of their net assets invested in Rule 144A securities.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	June 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	June 20, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 20, 2019

*	Print the name and title of each signing officer under his or her signature.